Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 7,731.7	$ 12,868.5
Accumulated depreciation and amortization	(2,798.7)	(5,479.6)
Property, plant and equipment, net	4,933.0	7,388.9
Cumulative capitalized interest, net of amortization	142.1	130.6
Tarkwa Mine
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	12.9	13.5
Cerro Corona
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	67.6	71.6
South Africa
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	61.6	45.5
Mining Properties, Mine Development Costs, Mine Plant Facilities and Mineral Interest
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	4,594.5	6,344.5
Asset Retirement Costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	86.4	119.3
Other Non-Mining Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 252.1	$ 925.1